RELATED PARTY TRANSACTIONS - Narrative (Details) $ in Thousands	1 Months Ended		3 Months Ended		6 Months Ended
	May 31, 2026 shares	Mar. 31, 2026 shares	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 shares	Jun. 30, 2025	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Disclosure Of Transactions Between Related Parties [Line Items]
Directors' remuneration expense | $			$ 1,582	$ 1,850			$ 2,690			$ 2,956
Issue of restricted ordinary share awards (Notes 12, 14) (in shares)					203,253			44,086
Share options granted (in shares)						204,624		28,340
RSUs
Disclosure Of Transactions Between Related Parties [Line Items]
Issue of restricted ordinary share awards (Notes 12, 14) (in shares)	714,751	22,171			2,119,194	2,119,194		503,946	503,946
Key management and directors
Disclosure Of Transactions Between Related Parties [Line Items]
Balance outstanding to a related party | $			$ 296		$ 296	$ 296	$ 296				$ 17
Key management and directors | RSUs
Disclosure Of Transactions Between Related Parties [Line Items]
Issue of restricted ordinary share awards (Notes 12, 14) (in shares)					914,008			198,771
Key management and directors | Restricted shares
Disclosure Of Transactions Between Related Parties [Line Items]
Issue of restricted ordinary share awards (Notes 12, 14) (in shares)					203,253			44,086